As filed with the Securities and Exchange Commission on November 3, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09699

American Eagle Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1. Schedule of Investments.

	American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited)				September 30, 2005

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (7.4%)
EntreMed, Inc. (b)	34,000	$ 132,472		$ 81,260
Myogen, Inc (b)	3,900	79,026		91,650
ViroPharma Incorporated (b)	3,200	44,006		66,560
		255,504		239,470

COMPUTER SERVICES/SOFTWARE (11.6%)
Immersion Corporation (b)(d)	31,200	201,786		218,712
Microsoft Corporation	6,200	161,485		159,526
		363,271		378,238

DISCOUNT (2.0%)
Costco Wholesale Corporation	1,500	64,378		64,635
		64,378		64,635

FINANCIAL SERVICES (2.3%)
American International Group, Inc.	600	37,792		37,176
Willis Group Holdings Limited (f)	1,000	37,965		37,550
		75,757		74,726

HEALTHCARE SERVICES (3.5%)
Amedisys, Inc. (b)	1,800	77,814		70,200
Express Scripts, Inc. (b)	700	36,046		43,540
		113,860		113,740

INTERNET SERVICES (2.4%)
eBay Inc. (b)	900	36,758		37,080
Sify Limited ADR (b)(f)	7,800	38,806		42,744
		75,564		79,824

MEDICAL DEVICES (9.7%)
China Medical Technologies, Inc. ADR (b)(f)	2,400	44,059		52,824
C. R. Bard, Inc.	100	5,396		6,603
Diomed Holdings, Inc. (b)	27,600	95,777		58,788
Foxhollow Technologies Inc. (b)	1,100	53,910		52,371
Stryker Corporation	1,100	51,915		54,373
Zimmer Holdings, Inc. (b)	1,300	98,747		89,557
		349,804		314,516

MISCELLANEOUS (1.7%)
CheckFree Corp. (b)	1,000	38,346		37,820
Corning Incorporated (b)	900	14,840		17,397
		53,186		55,217

NATIONAL RADIO (17.2%)
XM Satellite Radio Holdings Inc. - Class A (b)(g)	15,600	53,706		560,196
		53,706		560,196

OIL DRILLING, EQUIPMENT & SERVICES (4.4%)
Schlumberger Limited (f)	1,500	126,738		126,570
Transocean Inc. (b)(f)	300	11,254		18,393
		137,992		144,963

PHARMACEUTICALS (10.5%)
Eli Lilly and Company	1,800	101,489		96,336
Medicis Pharmaceutical Corporation - Class A	1,000	34,542		32,560
Sanofi-Aventis ADR (f)	700	26,073		29,085
Schering-Plough Corporation	6,400	128,063		134,720
Sepracor Inc. (b)	200	11,031		11,798
Wyeth	800	36,912		37,016
		338,110		341,515
RESTAURANTS (1.4%)
Famous Dave's of America, Inc. (b)	3,800	44,905		45,296
		44,905		45,296

SPECIALTY (0.8%)
Starbucks Corporation (b)	500	26,486		25,050
		26,486		25,050

TELECOMMUNICATIONS INFRASTRUCTURE (2.1%)
Comtech Telecommunications Corp. (b)	800	32,220		33,176
NeuStar, Inc. - Class A (b)	1,100	28,192		35,189
		60,412		68,365
Total Common Stocks (77.0%)		2,012,935		2,505,751

SHORT-TERM SECURITIES	Principal			Market
REPURCHASE AGREEMENT (4.6%)	Amount	Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 2.7500%
acquired on 9/30/05 and due 10/3/05 with proceeds
of $150,000 collateralized by $226,000
FNCL, 5.00%, due 4/1/2033, value including
accrued interest, $153,664.	$ 150,000	$ 150,000		$ 150,000
Total investments in securities (81.6%)		$ 2,162,935	(c)	2,655,751
Other assets in excess of liabilities (18.4%)				597,646

Net Assets (100.0%)				$ 3,253,397

American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited) (concluded)							September 30, 2005

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.

(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2005, was
$2,162,935. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 623,110
	Gross unrealized depreciation		(130,294)
	Net unrealized appreciation		$ 492,816

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the

American Eagle Capital Appreciation Fund, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 201,786	$ —	$ —	$ 201,786	$ 218,712	$ —	$ —
	Total	$ 201,786	$ —	$ —	$ 201,786	$ 218,712	$ —	$ —

(e)	As of September 30, 2005, initial margin deposits of $107,250 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue		Market Value			Appreciation/Depreciation
	3	S&P 500 - December 2005			$925,725		$ 10,632
	4	NASDAQ 100 - December 2005			645,600		(5,427)
	Total				$1,571,325		$ 5,205

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $143,640, held in a margin account as collateral for short sales and options as of September 30, 2005.

		American Eagle Twenty Fund
Schedule of Investments (unaudited)			September 30, 2005

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (8.7%)
Amylin Pharmaceuticals, Inc. (b)	2,100	$ 70,540		$ 73,059
ImClone Systems Incorporated (b)	1,800	65,951		56,610
Myogen, Inc (b)	3,000	73,066		70,500
		209,557		200,169

CELLULAR SERVICES (4.2%)
Sprint Nextel Corporation	4,100	98,811		97,498
		98,811		97,498

COMPUTER SERVICES/SOFTWARE (11.3%)
Immersion Corporation (b)(d)	21,000	116,903		147,210
Microsoft Corporation	4,400	114,729		113,212
		231,632		260,422

FINANCIAL SERVICES (1.1%)
Willis Group Holdings Limited (f)	700	26,575		26,285
		26,575		26,285

HEALTHCARE SERVICES (1.3%)
Express Scripts, Inc. (b)	500	27,400		31,100
		27,400		31,100

INTERNET SERVICES (1.1%)
eBay Inc. (b)	600	24,506		24,720
		24,506		24,720

MEDICAL DEVICES (3.7%)
Diomed Holdings, Inc. (b)	21,200	86,138		45,156
Stryker Corporation	800	37,635		39,544
		123,773		84,700

MISCELLANEOUS (1.0%)
Corning Incorporated (b)	1,200	22,620		23,196
		22,620		23,196

NATIONAL RADIO (17.1%)
XM Satellite Radio Holdings Inc. - Class A (b)(g)	11,000	49,748		395,010
		49,748		395,010

OIL DRILLING, EQUIPMENT & SERVICES (4.2%)
GlobalSantaFe Corporation (f)	100	3,693		4,562
Schlumberger Limited (f)	1,100	92,750		92,818
		96,443		97,380

PHARMACEUTICALS (7.2%)
Medicis Pharmauceutical Corporation - Class A	700	24,179		22,792
Sanofi-Aventis ADR (f)	600	26,490		24,930
Schering-Plough Corporation	5,300	105,968		111,565
Sepracor Inc. (b)	100	5,516		5,899
		162,153		165,186

RESTAURANTS (1.4%)
Famous Dave's of America, Inc. (b)	2,700	32,855		32,184
		32,855		32,184

SPECIALTY (1.7%)
Starbucks Corporation (b)	800	43,163		40,080
		43,163		40,080

TELECOMMUNICATIONS INFRASTRUCTURE (1.1%)
NeuStar, Inc. - Class A (b)	800	20,503		25,592
		20,503		25,592
Total Common Stocks (65.1%)		1,169,739		1,503,522

SHORT-TERM SECURITIES	Principal			Market
REPURCHASE AGREEMENT (4.3%)	Amount	Cost		Value (a)
Repurchase agreement with U.S. Bank, N.A. 2.7500%
acquired on 9/30/05 and due 10/3/05 with proceeds
of $100,000 collateralized by $151,000
FNCL, 5.00%, due 4/1/2033, value including
accrued interest, $102,669.	$ 100,000	$ 100,000		$ 100,000
Total investments in securities (69.4%)		$ 1,269,739	(c)	1,603,522
Other assets in excess of liabilities (30.6%)				706,250

Net Assets (100.0%)				$ 2,309,772

American Eagle Twenty Fund
Schedule of Investments (unaudited) (concluded)							September 30, 2005

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2005, was
$1,269,739. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 397,502
	Gross unrealized depreciation		(63,719)
	Net unrealized appreciation		$ 333,783

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Twenty Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 116,903	$ —	$ —	$ 116,903	$ 147,210	$ —	$ —
	Total	$ 116,903	$ —	$ —	$ 116,903	$ 147,210	$ —	$ —

(e)	As of September 30, 2005, initial margin deposits of $76,500 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation/Depreciation
	2	S&P 500 - December 2005			$ 617,150		$ 7,088
	3	NASDAQ 100 - December 2005			484,200		(1,271)
	Total				$ 1,101,350		$ 5,817

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities paritally on deposit, with a market value of $172,368, held in a margin account as collateral for short sales and options as of September 30, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) James R. Jundt

By (Signature and Title) /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date 11/2/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Marcus E. Jundt
Marcus E. Jundt, President

Date 11/2/2005

By (Signature and Title) /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date 11/2/2005